Offerings	Jun. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	1,800,000,000
Maximum Aggregate Offering Price	$ 1,800,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 275,580.00
Offering Note	The $2,000,000,000 of securities registered pursuant to this registration statement includes $200,000,000 of securities (the "Unsold Securities") registered pursuant to Registration Statement No. 333-278572, which became effective on April 17, 2024 (the "2024 Registration Statement"), that are being carried forward pursuant to Rule 415(a)(6) of the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities. $29,520.00 in filing fees was previously paid in connection with the Unsold Securities, in connection with the 2024 Registration Statement (calculated at the rate in effect at the time the 2024 Registration Statement was filed, which was $0.0001476). A filing fee of $275,580.00 is paid herewith in connection with the $1,800,000,000 of additional securities registered hereunder. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the 2024 Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. The proposed maximum offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The aggregate public offering price of all securities registered hereby will not exceed $2,000,000,000 or the equivalent thereof on the date of issuance in one or more foreign currencies, foreign currency units or composite currencies. Such amount represents the issue price rather than the principal amount of any debt securities issued at an original issue discount.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-278572
Carry Forward Initial Effective Date	Apr. 17, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 29,520.00